Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity File Number	001-34003
Entity Registrant Name	TAKE-TWO INTERACTIVE SOFTWARE, INC.
Entity Central Index Key	0000946581
Entity Tax Identification Number	51-0350842
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 West 44th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	536-2842
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	TTWO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false